Significant Accounting Policies (Disaggregation of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue	$ 4,662,572	$ 4,508,400
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Adjustments on revenue recognized from performance obligations	(19,400)	27,040	$ 47,520
Israel Government Authorities (1,2)
Disaggregation of Revenue [Line Items]
Revenue	1,081,609	1,134,703
US Government (2)
Disaggregation of Revenue [Line Items]
Revenue	1,030,313	800,345
Other Governments
Disaggregation of Revenue [Line Items]
Revenue	2,107,730	2,121,164
Commercial sales and other
Disaggregation of Revenue [Line Items]
Revenue	442,920	452,188
Over time
Disaggregation of Revenue [Line Items]
Revenue	3,243,785	3,432,511
Point in time
Disaggregation of Revenue [Line Items]
Revenue	1,418,787	1,075,889
Revenue from sale of products
Disaggregation of Revenue [Line Items]
Revenue	4,312,010	4,146,618
Service revenue
Disaggregation of Revenue [Line Items]
Revenue	$ 350,562	$ 361,782